Contractual Obligations	12 Months Ended
Dec. 31, 2021
Contractual Obligations
Contractual Obligations

Note 22. Contractual Obligations

Litigations and investigations

The Company is not involved in any pending litigations, claims and investigations that individually and in the aggregate that is expected to have a material impact on the financial position, operating profit or cash flow.

The contractual obligations are similarly individually and, in the aggregate, not material to the future financial position, operating profit or cash flow.

Contractual obligations

At December 31, 2021, the Company had the following contractual commitments which fall due as follows:

	December 31, 2021
	(USD in thousands)
	Contractual
	cash flows	<1 year	1 – 2 years	2 – 5 years	>5 years	Total
Purchase obligations	$72	$72	$—	$—	$—	$72
Total	$72	$72	$—	$—	$—	$72

The Company has purchase obligations of $72 thousand due to CRO’s and a nominal amount due system provider as of December 31, 2021.

At December 31, 2020, the Company had the following contractual commitments which fall due as follows:

	December 31, 2020
	(USD in thousands)
	Contractual
	cash flows	<1 year	1 – 2 years	2 – 5 years	>5 years	Total
Purchase obligations	$712	$712	$—	$—	$—	$712
Total	$712	$712	$—	$—	$—	$712

The Company has purchase obligations of $0.6 million due to CRO’s and $0.1 million due to university future partners as of December 31, 2020.